Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	Other	Deductions	End of
	of year	Expenses	Accounts	(1)	Year

Allowance for doubtful accounts:
Year ended December 31, 2011	339	158	-	(98)	399
Year ended December 31, 2012	399	46	-	(414)	31
Year ended December 31, 2013	31	30	-	(4)	57

Allowance for net deferred
tax assets:
Year ended December 31, 2011	22,342	-	(1,916)	(1,456)	18,970
Year ended December 31, 2012	18,970	-	-	1,811	20,781
Year ended December 31, 2013	20,781	-	-	63	20,844

(1) Write-off, net of recoveries for the allowance for doubtful accounts.